UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7502

Dreyfus International Funds, Inc.- Dreyfus Premier Emerging Markets Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	5/31/05

P:\Edgar Filings\Pending\327\NCSRA-327-7-05\formncsra327.DOC

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
21	Financial Highlights
26	Notes to Financial Statements
34	Report of Independent Registered
Public Accounting Firm
35	Important Tax Information
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Emerging Markets Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Emerging Markets Fund, covering the 12-month period from June 1, 2004, through May 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, D. Kirk Henry.

The 12-month reporting period produced mixed results for most international stock markets.After rallying strongly when the global economy expanded and geopolitical concerns eased in 2004, international equities gave back some of their gains during the first five months of 2005 as rising energy prices, higher interest rates and renewed economic concerns took their toll on investor sentiment in most markets.

According to our economists, recent market turbulence probably is the result of a transition to a more mature phase of the economic cycle in the United States and other major markets; one that typically is characterized by higher interest rates and slowing corporate profit growth. At times such as these, we believe it is especially important for investors to stay in touch with their financial advisors, as they can help you rebalance your portfolio as necessary and respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

D. Kirk Henry, Senior Portfolio Manager

How did Dreyfus Premier Emerging Markets Fund perform
relative to its benchmark?

For the 12-month period ended May 31, 2005, the fund produced total returns of 26.47% for its Class A shares, 25.46% for Class B shares, 25.47% for Class C shares, 26.87% for Class R shares and 25.84% for Class T shares.1 This compares with a 30.13% total return provided by the Morgan Stanley Capital International Emerging Markets Index (MSCI EM Index), the fund’s benchmark, for the same period.2

We attribute the fund and market’s overall performance to an expanding global economy, which helped fuel stock market rallies in many of the world’s emerging markets. The fund’s returns trailed its benchmark, primarily due to its limited exposure to some of the MSCI EM Index’s better-performing stocks, many of which we considered too richly valued to meet the fund’s investment criteria.

What is the fund’s investment approach?

The fund seeks long-term capital growth.To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of companies organized, or with a majority of assets or business, in emerging market countries.“Emerging market” countries generally consist of all countries represented in the MSCI EM Index. Normally, the fund will not invest more than 25% of its total assets in the securities of companies in any single emerging market country.

In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research using a value-oriented, research-driven approach. Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on three key factors: value, or how a stock is valued relative to its intrinsic worth based on traditional measures; business health, or a company’s overall efficiency and profitability as measured by its return

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

on assets and return on equity; and business momentum, or the presence of a catalyst that will potentially trigger an increase in the stock’s price in the near- or midterm.

What other factors influenced the fund’s performance?

A number of factors during the reporting period contributed to generally robust returns in the emerging markets, mainly strong export activity, rising commodity prices and a surge in local consumer demand. More specifically, the resilient U.S. consumer and China’s dominance in low cost manufacturing drove robust demand for a wide range of products and services, including capital goods, electricity, shipping, oil and metals.

However, the fund’s participation in the emerging markets’ rallies was limited by its lack of exposure to a selection of top-performing telecommunication stocks in the MSCI EM — one based in Mexico and the other in Egypt. Both stocks gained value during the reporting period, but we chose to avoid these companies because, in our view, they were too expensive relative to other equally competitive telecom service providers. In addition, less exposure to software developers in favor of semiconductor and contract manufacturing companies that we deemed more attractively valued detracted from performance.

On the other hand, the fund achieved strong positive contributions from stocks in South Korea, China, Turkey and South Africa. Korea Electric Power Corporation (KEPCO), an electric utility, produced the single largest contribution to the fund’s performance for the reporting period. Korean consumer stocks also were clear winners, including Hyundai Department Store and Kia Motors.While the fund benefited from its investment in China Mobile (Hong Kong), the country’s leading mobile phone company, performance was also enhanced by the portfolio’s lower weight in China relative to the MSCI EM Index.

4

The fund also enjoyed attractive returns from Turkish oil refiner Türkiye Petrol Rafine, also known as TÜPRAS. In South Africa, financial stocks rallied during the first half of the reporting period, including retail bank Nedbank Group.While weakness in South Africa’s currency, the rand, caused many of these stocks to falter later in the reporting period, it was not enough to offset earlier gains. In addition, soaring crude oil prices drove South Africa’s dominant energy firm, Sasol, higher during the reporting period.

What is the fund’s current strategy?

As of the end of the reporting period, we believe that uncertainty regarding the sustainability of global economic growth has created a number of compelling investment opportunities. For example, we have taken advantage of recent price weakness in China by initiating positions in Beijing Capital International Airport, China Petroleum & Chemical and Sinotrans, a top logistics firm.We have also been adding to the fund’s technology holdings, focusing on companies where underlying business fundamentals remain strong and stock prices have been punished. Conversely, we recently sold a number of steel, metal and selective consumer stocks, locking in gains as they reached our price targets.

June 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of gross dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Emerging Markets (MSCI
EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America and the Pacific Basin.

The Fund

5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A shares of Dreyfus Premier Emerging Markets Fund on 6/28/96 (inception date) to a $10,000 investment made in the Morgan Stanley Capital International Emerging
Markets Index (the “Index”) on that date. For comparative purposes, the value of the Index on 6/30/96 is used as the beginning value on 6/28/96. All dividends and capital gain distributions are reinvested. Performance for Class B, Class
C, Class R and Class T shares will vary from the performance of Class A shares shown above due to differences in charges and expenses.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses.The Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America and the
Pacific Basin.The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by
foreigners.The Index includes gross dividends reinvested and does not take into account charges, fees and other expenses.
These factors can contribute to the Index potentially outperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 5/31/05

	Inception			From
	Date	1 Year	5 Years	Inception

Class A shares
with maximum sales charge (5.75%)	6/28/96	19.22%	11.83%	9.02%
without sales charge	6/28/96	26.47%	13.16%	9.74%
Class B shares
with applicable redemption charge †	11/15/02	21.46%	—	29.22%
without redemption	11/15/02	25.46%	—	30.01%
Class C shares
with applicable redemption charge ††	11/15/02	24.47%	—	30.11%
without redemption	11/15/02	25.47%	—	30.11%
Class R shares	11/15/02	26.87%	—	31.49%
Class T shares
with maximum sales charge (4.5%)	11/15/02	20.20%	—	28.02%
without sales charge	11/15/02	25.84%	—	30.36%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund

7

U N D E R S TA N D I N G YO U R F U N D ’ S    E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Emerging Markets Fund from December 1, 2004 to May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2005
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 9.34	$ 13.29	$ 13.04	$ 7.56	$ 11.11
Ending value (after expenses)	$1,046.80	$1,043.00	$1,042.90	$1,048.50	$1,044.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2005

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 9.20	$ 13.09	$ 12.84	$ 7.44	$ 10.95
Ending value (after expenses)	$1,015.81	$1,011.92	$1,012.17	$1,017.55	$1,014.06

† Expenses are equal to the fund’s annualized expense ratio of 1.83% for Class A, 2.61% for Class B, 2.56% for
Class C, 1.48% for Class R and 2.18% for Class T; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
May 31, 2005

Common Stocks—93.9%	Shares	Value ($)

Brazil—6.3%
Banco Itau Holding Financeira, ADR	48,490	4,263,726
Brasil Telecom Participacoes, ADR	197,460	6,553,697
Cia de Saneamento Basico do Estado de Sao Paulo	93,688	5,570,440
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	176,000	2,625,920
Cia Vale do Rio Doce, ADR	132,300	3,840,669
Empresa Brasileira de Aeronautica, ADR	312,730	9,475,719
Grendene	578,400	3,642,710
Petroleo Brasileiro, ADR	548,519	25,890,097
Telecomunicacoes Brasileiras, ADR	229,220	6,718,438
Tim Participacoes, ADR	3,188	50,211
Unibanco, GDR	36,970	1,327,223
		69,958,850
Chile—.3%
Banco Santander Chile, ADR	98,000	3,057,600
China—2.4%
Beijing Capital International Airport, Cl. H	1,963,500	694,075
China Petroleum & Chemical, ADR	31,100	1,154,121
China Petroleum & Chemical, Cl. H	10,128,800	3,710,612
China Telecom, Cl. H	14,567,800	5,102,737
Huadian Power International, Cl. H	26,467,800	7,314,742
Huaneng Power International, Cl. H	3,080,000	2,197,285
Sinopec Yizheng Chemical Fibre, Cl. H	18,577,400	2,841,677
Sinotrans, Cl. H	12,743,000	3,726,455
Weiqiao Textile, Cl. H	263,000	360,038
		27,101,742
Croatia—.4%
Pliva, GDR	414,800 [a]	4,894,640
Egypt—.5%
Commercial International Bank, GDR	420,000 [a]	3,234,000
Suez Cement	124,806	1,740,177
		4,974,177

The Fund
9

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Hong Kong—4.4%
Beijing Enterprises	1,378,000	1,762,443
Brilliance China Automotive	10,273,000	1,848,707
China Mobile (Hong Kong)	6,327,900	23,100,463
China Resources Enterprise	4,773,400	6,565,296
Denway Motors	21,191,500	7,490,954
Panva Gas Holdings	2,865,000 [b]	1,160,053
Shanghai Industrial	3,750,500	7,279,622
		49,207,538
Hungary—1.7%
Gedeon Richter	65,796	8,596,550
Magyar Telekom	2,507,933	9,731,300
		18,327,850
India—10.4%
Bharat Petroleum	1,015,874	9,057,693
Dr. Reddy’s Laboratories	103,582	1,718,466
Dr. Reddy’s Laboratories, ADR	534,400	8,657,280
GAIL India	455,840	2,216,946
GAIL India, GDR	205,900 [a]	6,059,637
Hindalco Industries	182,327	4,700,374
Hindalco Industries, GDR	220,900 [a]	5,694,802
Hindustan Lever	1,958,430	6,295,008
Hindustan Petroleum	1,462,940	11,167,721
ICICI Bank	566,703	5,075,595
Mahanagar Telephone Nigam	3,610,150	9,991,753
Mahanagar Telephone Nigam, ADR	380,521	2,469,581
NIIT Technologies	80,595 [b]	252,349
Oil and Natural Gas	411,556	8,460,869
Reliance Industries	1,764,519	21,555,357
State Bank of India	248,500	3,805,449
State Bank of India, GDR	204,000 [a]	8,042,700
		115,221,580
Indonesia—2.2%
PT Bank Mandiri	21,534,500	3,756,938
PT Gudang Garam	4,401,400	5,967,216

10

Common Stocks (continued)	Shares	Value ($)

Indonesia (continued)
PT Indofood Sukses Makmur	53,307,000	6,722,901
PT Telekomunikasi Indonesia	15,220,000	7,438,045
		23,885,100
Israel—.8%
Bank Hapoalim	746,193	2,619,794
Bank Leumi Le-Israel	985,000	2,790,684
Super-Sol	1,355,591	3,643,996
		9,054,474
Malaysia—4.3%
Commerce Asset Holdings	5,718,100	7,012,196
Gamuda	6,427,800	7,375,055
Genting	2,230,500	10,506,829
Kuala Lumpur Kepong	1,933,100	3,255,747
MK Land Holdings	1,617,800	519,399
Proton Holdings	942,000	1,760,053
Resorts World	2,093,500	5,316,388
Sime Darby	8,084,800	12,339,958
		48,085,625
Mexico—7.5%
Cemex	753,498	5,740,416
Coca-Cola Femsa, ADR	740,930	17,634,134
Consorcio ARA	100,000	325,673
Controladora Comercial Mexicana	8,787,000	9,458,122
Desc, Ser. B	13,209,200 [b]	3,584,899
Embotelladoras Arca	160,000	329,574
Grupo Continental	3,783,750	5,848,038
Kimberly-Clark de Mexico, Cl. A	3,268,200	10,418,143
Telefonos de Mexico, ADR	1,569,940	29,295,080
		82,634,079
Philippines—.7%
ABS-CBN Broadcasting	4,130,600	832,782
Bank of the Philippine Islands	5,784,068	5,141,629
Manila Electric, Cl. B	5,700,264 [b]	2,298,494
		8,272,905

The Fund

11

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Poland—1.5%
Bank BPH	23,128	3,499,380
KGHM Polska Miedz	565,907 [b]	4,911,923
Powszechna Kasa Oszczednosci Bank Polski	318,000 [a,b]	2,487,896
Telekomunikacja Polska	964,251	5,366,123
		16,265,322
Russia—2.9%
LUKOIL, ADR	631,800	22,068,983
OAO Gazprom, ADR	298,430	10,101,855
		32,170,838
South Africa—11.3%
Alexander Forbes	2,174,428	3,598,570
Aveng	3,133,556	5,286,843
Bidvest Group	823,366	8,333,747
Illovo Sugar	3,077,520	3,740,981
Impala Platinum Holdings	139,691	11,663,421
Nampak	4,660,401	10,238,139
Nedbank Group	1,766,258	19,607,843
Network Healthcare Holdings	3,457,300 [b]	3,048,176
Old Mutual	4,674,406	10,026,620
Sanlam	6,288,030	10,317,770
Sappi	1,501,529	14,425,938
Sasol	576,302	14,188,103
Shoprite Holdings	1,420,344	2,933,048
Steinhoff International Holdings	2,831,500	5,598,308
Tongaat-Hulett Group	275,738	2,382,622
		125,390,129
South Korea—19.3%
CJ	86,600	6,188,784
Daelim Industrial	111,930	5,388,194
Hyundai Department Store	82,910	3,929,481
Hyundai Development	204,600	4,325,538
Hyundai Motor	185,170	10,420,982

12

Common Stocks (continued)	Shares	Value ($)

South Korea (continued)
INI Steel	196,670	2,918,329
Industrial Bank of Korea	651,500	5,787,519
KT, ADR	731,250	15,305,062
Kangwon Land	731,081	10,521,761
Kia Motors	300,520	4,310,188
Kookmin Bank	310,640	13,658,910
Kookmin Bank, ADR	133,734	5,911,043
Korea Electric Power	800,140	23,666,672
Korea Electric Power, ADR	63,100	939,559
Korea Fine Chemical	42,566	408,127
Kumho Tire, GDR	260,000 [a]	1,778,400
LG Chem	257,770	9,402,528
LG Electronics	94,900	6,894,968
POSCO	44,120	7,882,481
POSCO, ADR	82,790	3,718,927
SK Telecom	25,200	4,614,789
SK Telecom, ADR	338,200	7,075,144
Samsung	146,510	2,014,058
Samsung Electro-Mechanics	452,960	11,014,908
Samsung Electronics	49,340	23,947,653
Samsung Fire & Marine Insurance	186,550	13,979,677
Samsung SDI	85,937	8,222,657
		214,226,339
Taiwan—13.6%
Accton Technology	4,310,260 [b]	2,185,019
Advanced Semiconductor Engineering	7,836,000 [b]	5,708,675
Asustek Computer	2,013,862	5,560,352
Asustek Computer, GDR	1,262,600 [a]	3,472,150
Benq	7,034,000	7,266,112
China Motor	4,769,000	4,918,768
Compal Electronics	6,923,560	6,644,322
Compal Electronics, GDR	2,756,368 [a]	13,230,566

The Fund

13

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Taiwan (continued)
Delta Electronics	2,880,100	4,673,907
Elan Microelectronics	2,954,544	1,441,241
First Financial Holding	12,691,000 [b]	10,338,117
Nien Hsing Textile	4,179,000	3,497,489
President Chain Store	864,000	1,583,931
Quanta Computer	8,640,299	15,812,312
SinoPac Financial Holdings	21,508,103	11,486,075
Taishin Financial Holdings	1,530,000	1,324,390
Taiwan Mobile	5,632,429	5,638,714
United Microelectronics	30,730,564 [b]	20,771,177
United Microelectronics, ADR	3,649,113 [b]	13,647,683
Yageo	31,137,200 [b]	11,813,572
		151,014,572
Thailand—2.7%
C.P. Seven Eleven	8,678,000	1,196,376
Charoen Pokphand Foods	27,340,000	2,880,729
Delta Electronics Thai	2,889,000	1,088,176
Kasikornbank	4,963,500	7,270,513
Krung Thai Bank	34,863,300	7,896,169
Siam Commercial Bank	5,803,700	6,822,419
Siam Makro	1,767,600	2,719,719
		29,874,101
Turkey—.7%
Tupras-Turkiye Petrol Rafine	604,505	7,708,602
Total Common Stocks
(cost $811,011,120)		1,041,326,063

14

Preferred Stocks—3.6%		Shares	Value ($)

Brazil:
Banco Bradesco		205,926	6,616,765
Cia de Tecidos Norte de Minas		69,430	5,983,626
Cia Energetica de Minas Gerais		196,099	5,931,307
Cia Paranaense de Energia		1,114,857	6,374,570
Duratex		92,255	4,204,684
Telecomunicacoes de Sao Paulo		182,062	3,451,154
Telemar Norte Leste		134,300	3,132,832
Telemig Celular Participacoes		2,345,495	3,828,983
Telemig Celular Participacoes (Receipt)		25,199	40,614
Total Preferred Stocks
(cost $22,453,454)			39,564,535

Total Investments (cost $833,464,574)		97.5%	1,080,890,598
Cash and Receivables (Net)		2.5%	28,012,045
Net Assets		100.0%	1,108,902,643

ADR—American Depository Receipts.
GDR—Global Depository Receipts.
[a]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these
	securities amounted to $48,894,791 or 4.4% of net assets.
[b] Non-income producing.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Telecommunications	11.5	Beverages & Tobacco	3.4
Banking	9.1	Multi-Industry	3.1
Electronic Components	9.1	Automobiles	2.8
Energy	6.0	Building Materials	2.7
Energy Equipment & Services	5.5	Leisure & Tourism	2.4
Utilities	5.1	Chemicals	2.3
Financial Services	5.0	Other	21.4
Healthcare	4.3
Metals	3.8		97.5

† Based on net assets.
See notes to financial statements.

The Fund

15

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2005

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments				833,464,574	1,080,890,598
Cash					3,016,912
Cash denominated in foreign currencies				20,679,980	20,567,146
Dividends receivable					4,982,734
Receivable for shares of Common Stock subscribed					3,262,775
Receivable for investment securities sold					2,833,520
Prepaid expenses					53,915
					1,115,607,600

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					1,448,995
Payable for shares of Common Stock redeemed					2,674,348
Payable for investment securities purchased					1,692,790
Unrealized depreciation on forward
currency exchange contracts—Note 4					7,218
Accrued expenses					881,606
					6,704,957

Net Assets ($)					1,108,902,643

Composition of Net Assets ($):
Paid-in capital					782,714,411
Accumulated undistributed investment income—net					10,616,443
Accumulated net realized gain (loss) on investments					68,179,326
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions					247,392,463

Net Assets ($)					1,108,902,643

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	1,070,893,116	3,481,361	7,797,260	26,674,852	56,054
Shares Outstanding	54,930,501	181,270	405,106	1,364,784	2,902.269

Net Asset Value
Per Share ($)	19.50	19.21	19.25	19.55	19.31

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Year Ended May 31, 2005

Investment Income ($):
Income:
Cash dividends (net of $3,401,984 foreign taxes withheld at source)	31,176,062
Interest	315,222
Total Income	31,491,284
Expenses:
Management fee—Note 3(a)	12,834,273
Shareholder servicing costs—Note 3(c)	3,845,401
Custodian fees	1,824,930
Prospectus and shareholders’ reports	102,649
Directors’ fees and expenses—Note 3(d)	91,204
Distribution fees—Note 3(b)	87,820
Registration fees	86,432
Professional fees	77,614
Loan commitment fees—Note 2	6,488
Interest expense—Note 2	2,452
Miscellaneous	61,986
Total Expenses	19,021,249
Investment Income—Net	12,470,035

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and
foreign currency transactions (net of $619,815 foreign taxes)	122,910,258
Net realized gain (loss) on forward currency exchange contracts	(1,581,091)
Net Realized Gain (Loss)	121,329,167
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	99,067,676
Net Realized and Unrealized Gain (Loss) on Investments	220,396,843
Net Increase in Net Assets Resulting from Operations	232,866,878

See notes to financial statements.

The Fund

17

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2005	2004

Operations ($):
Investment income—net	12,470,035	8,043,809
Net realized gain (loss) on investments	121,329,167	83,605,684
Net unrealized appreciation
(depreciation) on investments	99,067,676	134,714,570
Net Increase (Decrease) in Net Assets
Resulting from Operations	232,866,878	226,364,063

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,933,579)	(5,523,574)
Class B shares	—	(13,831)
Class C shares	—	(39,237)
Class R shares	(168,397)	(76,407)
Class T shares	—	(431)
Net realized gain on investments:
Class A shares	(84,899,860)	—
Class B shares	(324,091)	—
Class C shares	(692,939)	—
Class R shares	(1,934,208)	—
Class T shares	(5,828)	—
Total Dividends	(91,958,902)	(5,653,480)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	280,156,797	447,410,509
Class B shares	312,306	2,548,916
Class C shares	1,984,277	9,392,044
Class R shares	18,220,801	4,531,624
Class T shares	—	82,623

18

		Year Ended May 31,

	2005	2004

Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A shares	74,873,230	4,537,239
Class B shares	298,088	12,327
Class C shares	544,950	18,427
Class R shares	1,736,656	29,186
Class T shares	5,828	431
Cost of shares redeemed:
Class A shares	(327,417,654)	(303,948,757)
Class B shares	(855,341)	(543,066)
Class C shares	(4,734,626)	(4,244,226)
Class R shares	(3,465,379)	(1,231,172)
Class T shares	(36,698)	(23,917)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	41,623,235	158,572,188
Total Increase (Decrease) in Net Assets	182,531,211	379,282,771

Net Assets ($):
Beginning of Period	926,371,432	547,088,661
End of Period	1,108,902,643	926,371,432
Undistributed investment income—net	10,616,443	3,320,764

The Fund

19

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended May 31,

	2005	2004

Capital Share Transactions:
Class A [a]
Shares sold	14,745,184	28,790,070
Shares issued for dividends reinvested	3,818,113	270,718
Shares redeemed	(17,666,264)	(19,266,068)
Net Increase (Decrease) in Shares Outstanding	897,033	9,794,720

Class B [a]
Shares sold	16,385	183,551
Shares issued for dividends reinvested	15,379	741
Shares redeemed	(45,979)	(32,770)
Net Increase (Decrease) in Shares Outstanding	(14,215)	151,522

Class C
Shares sold	109,766	661,277
Shares issued for dividends reinvested	28,061	1,105
Shares redeemed	(270,667)	(265,760)
Net Increase (Decrease) in Shares Outstanding	(132,840)	396,622

Class R
Shares sold	981,337	326,318
Shares issued for dividends reinvested	88,424	1,740
Shares redeemed	(183,188)	(73,641)
Net Increase (Decrease) in Shares Outstanding	886,573	254,417

Class T
Shares sold	—	5,652
Shares issued for dividends reinvested	299	26
Shares redeemed	(2,026)	(1,449)
Net Increase (Decrease) in Shares Outstanding	(1,727)	4,229

[a]	During the period ended May 31, 2005, 893 Class B shares representing $16,756 were automatically converted to
882 Class A shares and during the period ended May 31, 2004, 639 Class B shares representing $11,198 were automatically converted to 634 Class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

Class A Shares	2005	2004	2003 [a]	2002	2001

Per Share Data ($):
Net asset value, beginning of period	16.77	12.25	13.07	11.65	13.61
Investment Operations:
Investment income—net [b]	.23	.16	.10	.25	.13
Net realized and unrealized
gain (loss) on investments	4.22	4.47	(.83)	1.33	(.37)
Total from Investment Operations	4.45	4.63	(.73)	1.58	(.24)
Distributions:
Dividends from investment income—net	(.08)	(.11)	(.10)	(.16)	(.13)
Dividends from net realized
gain on investments	(1.64)	—	—	—	(1.59)
Total Distributions	(1.72)	(.11)	(.10)	(.16)	(1.72)
Redemption fee added to paid-in capital	—	—	.01	.00[c]	.00[c]
Net asset value, end of period	19.50	16.77	12.25	13.07	11.65

Total Return (%)	26.47[d]	37.65[d]	(5.39)[d]	13.80	(.99)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.85	1.86	1.96	1.82	1.79
Ratio of net investment income
to average net assets	1.22	.97	.90	2.18	1.02
Portfolio Turnover Rate	41.36	47.45	48.52	62.10	78.00

Net Assets, end of period ($ x 1,000)	1,070,893	906,065	542,076	529,455	257,183

[a]	The fund changed to a five class fund on November 15, 2002.The existing shares were redesignated Class A shares.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
See notes to financial statements.

The Fund

21

FINANCIAL HIGHLIGHTS (continued)
		Year Ended May 31,

Class B Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	16.61	12.20	10.84
Investment Operations:
Investment income—net [b]	.06	.02	.10
Net realized and unrealized
gain (loss) on investments	4.18	4.46	1.36
Total from Investment Operations	4.24	4.48	1.46
Distributions:
Dividends from investment income—net	—	(.07)	(.10)
Dividends from net realized gain on investments	(1.64)	—	—
Total Distributions	(1.64)	(.07)	(.10)
Net asset value, end of period	19.21	16.61	12.20

Total Return (%) [c]	25.46	36.70	13.56[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.67	2.63	1.46[d]
Ratio of net investment income
to average net assets	.32	.11	1.06[d]
Portfolio Turnover Rate	41.36	47.45	48.52

Net Assets, end of period ($ x 1,000)	3,481	3,246	536

[a]	From November 15, 2002 (commencement of initial offering) to May 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

22

		Year Ended May 31,

Class C Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	16.63	12.22	10.84
Investment Operations:
Investment income—net [b]	.07	.02	.11
Net realized and unrealized
gain (loss) on investments	4.19	4.46	1.37
Total from Investment Operations	4.26	4.48	1.48
Distributions:
Dividends from investment income—net	—	(.07)	(.10)
Dividends from net realized gain on investments	(1.64)	—	—
Total Distributions	(1.64)	(.07)	(.10)
Net asset value, end of period	19.25	16.63	12.22

Total Return (%) [c]	25.47	36.72	13.75[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.61	2.58	1.47[d]
Ratio of net investment income
to average net assets	.39	.11	1.11[d]
Portfolio Turnover Rate	41.36	47.45	48.52

Net Assets, end of period ($ x 1,000)	7,797	8,947	1,726

[a]	From November 15, 2002 (commencement of initial offering) to May 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund

23

FINANCIAL HIGHLIGHTS (continued)
		Year Ended May 31,

Class R Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	16.80	12.27	10.84
Investment Operations:
Investment income—net [b]	.29	.21	.14
Net realized and unrealized
gain (loss) on investments	4.24	4.47	1.40
Total from Investment Operations	4.53	4.68	1.54
Distributions:
Dividends from investment income—net	(.14)	(.15)	(.11)
Dividends from net realized gain on investments	(1.64)	—	—
Total Distributions	(1.78)	(.15)	(.11)
Net asset value, end of period	19.55	16.80	12.27

Total Return (%)	26.87	38.19	14.32[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.49	1.52	.89[c]
Ratio of net investment income
to average net assets	1.52	1.26	1.61[c]
Portfolio Turnover Rate	41.36	47.45	48.52

Net Assets, end of period ($ x 1,000)	26,675	8,036	2,745

[a]	From November 15, 2002 (commencement of initial offering) to May 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

24

		Year Ended May 31,

Class T Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	16.63	12.19	10.84
Investment Operations:
Investment income—net [b]	.14	.07	.06
Net realized and unrealized
gain (loss) on investments	4.18	4.47	1.39
Total from Investment Operations	4.32	4.54	1.45
Distributions:
Dividends from investment income—net	—	(.10)	(.10)
Dividends from net realized gain on investments	(1.64)	—	—
Total Distributions	(1.64)	(.10)	(.10)
Net asset value, end of period	19.31	16.63	12.19

Total Return (%) [c]	25.84	37.33	13.47[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.27	2.24	1.49[d]
Ratio of net investment income
to average net assets	.77	.45	.52[d]
Portfolio Turnover Rate	41.36	47.45	48.52

Net Assets, end of period ($ x 1,000)	56	77	5

[a]	From November 15, 2002 (commencement of initial offering) to May 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund

25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Emerging Markets Fund (the “fund”) is a separate non-diversified series of Dreyfus International Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers one series, the fund.The fund’s investment objective is long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

26

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Fund

27

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the

28

fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At May 31, 2005, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $21,145,785, undistributed capital gains $69,206,995 and unrealized appreciation $235,835,452.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2005 and May 31, 2004 were as follows: ordinary income $27,407,547 and $5,653,480 and long-term capital gains $64,551,355 and $0, respectively.

During the period ended May 31, 2005, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and Indian capital gain taxes, the fund decreased accumulated undistributed investment income-net by $1,072,380 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended May 31, 2005, was approximately $162,500, with a related weighted average annualized interest rate of 1.51% .

The Fund

29

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended May 31, 2005, the Distributor retained $16,768 from commissions earned on sales of the fund’s Class A shares and $7,505 and $9,803 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at the annual rates of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended May 31, 2005, Class B, Class C and Class T shares were charged $27,258, $60,383 and $179, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2005, Class A, Class B, Class C and Class T shares were charged $2,491,577, $9,086, $20,128 and $179, respectively, pursuant to the Shareholder Services Plan.

30

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2005, the fund was charged $261,227 pursuant to the transfer agency agreement.

During the period ended May 31, 2005, the fund was charged $1,693 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $1,168,423, Rule 12b-1 distribution plan fees $6,884, shareholder services plan fees $228,425, chief compliance officer fees $1,693 and transfer agency per account fees $43,570.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended May 31, 2005, amounted to $413,358,945 and $461,521,567, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value

The Fund

31

NOTES TO FINANCIAL STATEMENTS (continued)

of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at May 31, 2005:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
Malaysian Ringgit,
expiring 6/1/2005	1,238,936	326,079	326,036	(43)
South African Rand,
expiring 6/1/2005	3,106,702	462,169	454,994	(7,175)
Total				(7,218)

At May 31,2005,the cost of investments for federal income tax purposes was $845,021,585; accordingly, accumulated net unrealized appreciation on investments was $235,869,013, consisting of $278,600,122 gross unrealized appreciation and $42,731,109 gross unrealized depreciation.

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund

32

Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund

33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Premier Emerging Markets Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Emerging Markets Fund (one of the funds comprising Dreyfus International Funds, Inc.) as of May 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Emerging Markets Fund at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 15, 2005

34

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries.Accordingly, the fund hereby makes the following designations regarding its fiscal year ended May 31, 2005:

  the total amount of taxes paid to foreign countries was $4,021,799.
  the total amount of income sourced from foreign countries was $23,276,039.

As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign source income for the 2005 calendar year with Form 1099-DIV which will be mailed by January 31, 2006.

Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $22,051,360 represents the maximum amount that may be considered qualified dividend income.

Also the fund designates $1.2068 per share as a long-term capital gain distribution paid on December 31, 2004.

The Fund

35

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Azimuth Trust, an institutional asset management firm, Member of Board of Managers and
Advisory Board
No. of Portfolios for which Board Member Serves: 193
———————
David P. Feldman (65)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• BBH Mutual Funds Group (11 funds), Director
• The Jeffrey Company, a private investment company, Director
• QMED, a medical device company, Director
No. of Portfolios for which Board Member Serves: 58
———————
James F. Henry (74)
Board Member (1993)
Principal Occupation During Past 5 Years:
• President, CPR Institute for Dispute Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation (Retired 2003)
No. of Portfolios for which Board Member Serves: 22
———————
Rosalind Gersten Jacobs (79)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Merchandise and marketing consultant
No. of Portfolios for which Board Member Serves: 33

36

Dr. Paul A. Marks (78)
Board Member (1993)
Principal Occupation During Past 5 Years:
• President and Chief Executive Officer of Memorial Sloan-Kettering Cancer Center (Retired 1999)
Other Board Memberships and Affiliations:
• Pfizer, Inc., a pharmaceutical company, Director-Emeritus
• Atom Pharm, Director
• Lazard Freres & Company, LLC, Senior Adviser
• Merck, Consultant
• Carrot Capital Health Care Ventures; Advisor
• Armgo-Start-Up Biotech; Board of Directors
No. of Portfolios for which Board Member Serves: 22
———————
Dr. Martin Peretz (65)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Editor-in-Chief of The New Republic Magazine
• Lecturer in Social Studies at Harvard University (1965-2001)
• Co-Chairman of TheStreet.com, a financial daily on the web
Other Board Memberships and Affiliations:
• Academy for Liberal Education, an accrediting agency for colleges and universities certified by the U.S. Department of Education, Director
• Digital Learning Group, LLC, an online publisher of college textbooks, Director
• Harvard Center for Blood Research,Trustee
• Bard College,Trustee
• YIVO Institute for Jewish Research,Trustee
No. of Portfolios for which Board Member Serves: 22
———————
Bert W. Wasserman (72)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Financial Consultant
Other Board Memberships and Affiliations:
• Aerotech Corporation, Director
No. of Portfolios for which Board Member Serves: 22
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
John M. Fraser, Jr., Emeritus Board Member
Irving Kristol, Emeritus Board Member

The Fund 37

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since October 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Secretary since
March 2000.

Associate General Counsel of the Manager, and an officer of 88 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

ROBERT R. MULLERY, Assistant Secretary
since March 2000.

Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 58 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

STEVEN F. NEWMAN, Assistant Secretary
since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 26 investment companies (comprised of 103 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since September 1982.

ROBERT SVAGNA, Assistant Treasurer
since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 27 investment companies (comprised of 108 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1990.

38

KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprising 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 197 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

The Fund

39

NOTES

For	More	Information

Dreyfus Premier
Emerging Markets Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bert W. Wasserman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Bert W. Wasserman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,755 in 2004 and $37,675 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $273,500 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $4,216 in 2004 and $4,073 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various

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financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $827 in 2004 and $843 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $611,435 in 2004 and $811,636 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

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The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc. - Dreyfus Premier Emerging Markets Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 28, 2005

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

-5-
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